PROVISION FOR JUDICIAL LIABILITIES	12 Months Ended
Dec. 31, 2020
PROVISION FOR JUDICIAL LIABILITIES
PROVISION FOR JUDICIAL LIABILITIES

20.PROVISION FOR JUDICIAL LIABILITIES

The Company is involved in certain legal proceedings arising from the normal course of business, which include tax, labor, civil and environment risks.

The Company classifies the risk of unfavorable decisions in the legal proceedings, based on legal advice, which reflect the estimated probable losses. Contingencies classified as possible loss are disclosed based on reasonably estimated amounts.

The Company’s management believes that, based on the elements existing at the base date of these unaudited condensed consolidated interim financial information, its provision for tax, civil, environment and labor risks, accounted for according to IAS 37 is sufficient to cover estimated losses related to its legal proceedings, as set forth below:

20.1.Rollforward of provisions for probable losses, net of judicial deposits

	December 31,
	2020
	Judicial		Provision,
Nature of provisions	deposits	Provision	net
Taxes and social security	(135,641)	2,984,230	2,848,589
Labor	(57,780)	217,180	159,400
Civil and environment	(3,495)	251,461	247,966
	(196,916)	3,452,871	3,255,955

	December 31,
	2019
	Judicial
Nature of provisions	deposits	Provision	Provision, net
Taxes and social security	(124,133)	3,176,503	3,052,370
Labor	(50,464)	227,139	176,675
Civil and environment	273	283,159	283,432
	(174,324)	3,686,801	3,512,477

20.1.1.Changes in the provision according to the nature of the proceedings for probable losses

	December 31,
	2020
	Tax and social		Civil and	Contingent
	security	Labor	environment	liabilities (1) (2)	Total
Beginning balance	492,413	227,139	64,897	2,902,352	3,686,801
Payments	(23,162)	(43,783)	(14,618)		(81,563)
Write-off	(23,106)	(52,333)	(25,223)	(193,099)	(293,761)
Additions	20,560	64,053	17,337		101,950
Monetary adjustment	9,365	22,104	7,975		39,444
Ending balance	476,070	217,180	50,368	2,709,253	3,452,871

1)Amounts arising from lawsuits with probability of loss possible and remote, of tax nature in the amount of R$2,508,162 and civil in the amount of R$201,091, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 - Business Combination.

2)Reversal due to a change in prognosis and/or settlement.

	December 31,
	2019
	Tax and social		Civil and	Contingent
	security	Labor	environment	liabilities (1)	Total
Beginning balance	296,869	50,869	3,532		351,270
Business combination	139,462	185,157	64,974		389,593
Payments	(34)	(34,794)	(5,532)		(40,360)
Write-off	(3,875)	(55,730)	(13,434)		(73,039)
Additions	46,603	50,521	10,100	2,902,352	3,009,576
Monetary adjustment	13,388	31,116	5,257		49,761
Ending balance	492,413	227,139	64,897	2,902,352	3,686,801

1)Amounts arising from lawsuits with probability of loss possible and remote, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combination.

20.1.2.Tax and social security

For the year ended December 31, 2020, the Company was a defendant in 51 (fifty-one) administrative proceedings as well as tax lawsuits in which the disputed matters related, CSLL, IRRF, PIS, COFINS, Social Security Contribution, ICMS,  among others whose amounts are provisioned for when the likelihood of loss is deemed probable by the Company’s external legal counsel and the Management.

20.1.3.Labor

For the year ended December 31, 2020, the Company was a defendant in 1,010 (one thousand and ten) labor lawsuits.

In general, labor lawsuits are related primarily to matters frequently contested by employees in agribusiness companies, such as certain wages and/or severance payments, in addition to suits filed by outsourced employees of the Company.

20.1.4.Civil and environment

For the year ended December, 2020, the Company is a defendant in approximately in 58 (fifty eight) civil and environmental lawsuits.

Civil proceedings are related primarily to payment of damages, such as those resulting from contractual obligations, traffic-related injuries, possessory actions, environmental restoration obligations, claims and others.

20.2.Provisions for possible losses

The Company is involved in tax, civil and labor lawsuits, for which losses have been assessed as possible by management with the support from legal counsel and therefore no provision was recorded:

	December 31,	December 31,
	2020	2019
Taxes (1)	7,145,147	7,504,398
Labor	263,971	279,934
Civil and environment (1)	3,068,884	2,995,576
	10,478,002	10,779,908
1)

The amounts above does not include the fair value adjustment allocated to probable contingencies of R$2,677,970, which were recorded at fair value resulting from business combinations with Fibria, in accordance with paragraph 23 of IFRS 3 - Business Combination, as presented in note 20.1.1. above.

20.2.1.Tax and social securities

The Company is a defendant in 782 (seven hundred eighty two) tax proceedings whose likelihood of loss is considered possible, in the total amount of R$7,145,147 for which there is no provision was recorded.

The other tax and social security lawsuits refer to various taxes, such as IRPJ, CSLL, PIS, COFINS, ICMS, ISS, Withholding Income Tax ("IRRF"), PIS and COFINS, mainly due to differences in interpretation of applicable tax rules and information provided in accessory obligations.

The most relevant tax cases are set forth below:

(i)

Income tax assessment - IRPJ/CSLL - Swap of industrial and forestry assets: in December 2012, the Company received a tax assessment for the collection of income tax and social contribution, alleging unpaid tax on a capital gain in February 2007, closing of the transaction, when the Company executed an agreement with International Paper for the swap of industrial and forestry assets.

On January 19, 2016, the Tax Federal Administrative Court (“CARF - Conselho Administrativo de Recursos Fiscais”) rejected as per the casting vote of CARF’s President, the appeal filed by the Company in the administrative process. The Company was notified of the decision on May 25, 2016 and due to the impossibility of new appeal and the consequent closure of the case at the administrative level, decided to continue the discussion with the Judiciary. The Company presented judicial guarantee, which was accepted, and is now awaiting the judgement of the case. We maintain our position to not constitute provisions for contingencies, based on the Company’s and its external legal advisors’ opinion that the probability of loss on this case is possible. The documents have been concluded for judgment since November 25, 2017. In the year ended  December 31, 2020 the amount is R$2,296,032  (R$2,251,462 as of December 31, 2019).

(ii)

Income tax assessment - IRPJ/CSLL - disallowance of depreciation, amortization and depletion expenses – 2010: in December 2015, we received a tax assessment requiring the payment of IRPJ and CSLL, questioning the deductibility of depreciation, amortization and depletion expenses of 2010 included by us in the calculation of income tax expense. We present administrative appeal on the legal period, judged partially valid. The decision was object of voluntary recourse, presented by us in November 2017. On October 16, 2018, the judgement was converted into a diligence, through resolution n. 1402-000723. Currently, the resolution is expected to be formalized. In the year ended December 31, 2020 the amount is R$712,531  (R$695,679 as of December 31, 2019).

(iii)

IRPJ/CSLL - partial approval: the Company requested approval to offset 1997 tax losses with amounts owed to the tax authorities. The authorities approved in March 2009, only R$83,000, which generated a difference of R$51,000. The Company is still awaiting the conclusion of the analysis of the credits discussed at the administrative level following a favorable decision of CARF in August 2019, which granted the Voluntary Appeal filed by the Company. For the remaining credit, the Company has appealed the rejection of the tax credits and obtained a partially favorable decision and the final decision is under discussion in the judicial level. Shortly after, an appeal was filed, which was judged in session, it was determined the conversion of the done in diligence. On November 6, 2018, a decision was filed reinforcing the tax authorities’ conclusion at the first approval and our arguments. In the year ended December 31, 2020 the amount is R$104,873  (R$254,081 as of December 31, 2019).

(iv)

Tax incentive - Agency for the Development of Northeastern Brazil (“ADENE”): in 2002 the Company was granted its request by the Brazilian Federal Revenue Service (“Receita Federal do Brasil”) to benefit from reductions in corporate income tax and non-refundable surcharges calculated on operating profits (as defined) for Aracruz facilities A and B (period from 2003 to 2013) and plant C (period from 2003 to 2012), when the qualification reports for the tax reductions are approved by SUDENE.

In 2004, the Company was served an Official Notice by the liquidator of the former Superintendence for the Development of the Northeast (“SUDENE”), who reported that, the right to use the benefit previously granted is unfounded and would be cancelled. In 2005, the Brazilian Federal Revenue Service served the Company an assessment notice requiring the payment of the amounts of the tax incentive used, plus interest. After administrative discussion, the assessment notice was partially upheld and recognized the Company’s right to the tax incentive through 2003.

The Company's Management, supported by its legal counsel, believes that the decision to cancel the tax benefits is erroneous and should not prevail, either with respect to benefits already used, or with respect to benefits not used until the corresponding final periods. In the year ended December 31, 2020 the amount is R$127,391  (R$125,191 as of December 31, 2019).

(v)

PIS/COFINS – Goods and services – 2009 to 2011: in December 2013, the Company was assessed by the Brazilian Federal Revenue Service demanding the collection of PIS and COFINS credits disallowed because they are not allegedly linked to its operating activities. In the first instance, the objection filed by the Company was dismissed. After the Voluntary Appeal was filed, it was partially provided in April 2016. From this decision, the National Treasury filed a Special Appeal to the Superior Chamber and the Company filed a Statement of Appeal, which are still pending judgment. The updated amount involved up to December 31, 2020 is R$166,355  (R$162,750 as of December 31, 2019).

(vi)

Offsetting - IRRF - period 2000: the Company filed a lawsuit for offsetting IRRF credits measured in the year ended December 31, 2000 with debts owed to the Brazilian Federal Revenue Service. In April 2008, the Brazilian Federal Revenue Service partially recognized the credit in favor of the Company. From this decision, the Company filed a Voluntary Appeal with CARF, which is pending judgment. In the year ended December 31, 2020 the amount is R$109,903  (R$108,320 as of December 31, 2019).

(vii)Tax assessment - Corporate Income Tax and Social Contribution: on October 5, 2020, the Company was notified about the tax assessment issued by the Brazilian Internal Revenue Service claiming the payment of Corporate Income Tax and Social Contribution, in the total amount of R$454,898, resulting from the remeasurement of profit of its wholly-owned subsidiary Suzano Trading Ltd in the years ended December 31, 2014, 2015 and 2016. Besides the Company, Statutory Executive Officers’  (“Officers”) from Suzano Trading were also included as co-responsible. The legal counsel considered the risk of loss as possible in regards to the Company and, in reference to the Officers, also possible but with more chances of winning (possible to remote).

(viii)Tax assessment - taxation on a universal basis - year 2015: on November 3, 2020, the Company received a tax assessment for the collection of income tax and social contribution, alleging unpaid tax on calendar year 2015, due to the lack of addition, in determining taxable income and the social contribution calculation basis, of profits earned by subsidiaries abroad. The legal advisors hired by the Company classify the prognosis as a possible loss. Currently, the defense presented at the administrative level is awaiting judgment. In the year ended December 31, 2020 the amount is R$145,026.

20.2.2.Labor

On December 31, 2020, the Company was a defendant in 1,653 (one thousand, six hundred and fifty-three) labor lawsuits, totaling R$263,971.

The Company also has several lawsuits in which employees’ unions in the states of Bahia, Espírito Santo, Maranhão, São Paulo and Mato Grosso do Sul are included.

20.2.3.Civil and environmental

On December 31, 2020, the Company is a defendant in approximately 324 (three hundred and twenty-four) civil and environmental lawsuits, totaled the amount of R$3,068,884. Most of these civil lawsuits refers to claims for compensation by former employees or third parties for alleged occupational illnesses and workers' compensation, collection lawsuits and bankruptcy situations, reimbursement of funds claimed from delinquent landowners and possessory actions filed in order to protect the Company's equity. The Company has insurance for public liability that covers, within the limits set in the policy, unfavorable sentences in the civil courts for claims for compensation of losses.

Regarding civil matters, we are involved in 2 (two) Public Civil Claims (“Ação Civil Pública”) filed by the Federal Public Prosecution Office  requesting (i) a preliminary injunction to prohibit Company’s trucks from transporting wood in federal highways above legal weight restrictions (ii) an increase in the fine for cases of overweight and (iii) compensation for damages to property allegedly caused to federal highways, the environment and the economic order, and compensation for moral damages. One of the Claims was ruled against the Company. Suzano presented an appeal to the Court of Appeals, requesting an interim relief to stay the effects of such ruling until a final decision is reached. We are currently waiting for the ruling on the interim relief by the 1st Regional Federal Court Appeals.

The Company is still defendant in a 2 (two) Public Civil Claim filed by the Federal Prosecutor’s Office regarding real properties acquired by Company in the northern region of the state of Espírito Santo. In the 1st. the Federal Prosecutor requested (i) the nullity of the deeds (ii) compensation for moral damages and (iii) suspension of financing for Company’s operations in the municipalities of São Mateus and Conceição da Barra, both located in the state of Espírito Santo. A preliminary injunction was granted, which blocked around 6,000 hectares of Company’s land in such municipalities and suspended any financing for Suzano by BNDES for either production or planting of eucalyptus pulp on the properties relating to the Public Civil Claim. In the 2nd, the Federal Prosecutor’s Office, requesting the nullity of the deeds of some other proprieties acquired in the northern of the state of Espírito Santo. A preliminary injunction was granted blocking around 5,601 hectares of Company’s lands in the same municipalities of São Mateus and Conceição da Barra. Suzano presented its judicial defense and an appeal against such injunction, which is still pending decision. Both cases are pending ruling by the Federal District Court of São Mateus and remain in pre-trial phase. The Company believes that are good grounds for our defense since the acquisition of the lands discussed in both Public Civil Claims was made in accordance with applicable laws and practices applicable at the time of purchase.

Regarding environmental matters, we are involved in 3 (three) relevant Public Civil Claims filed by the Federal Public Prosecution Office in the northeast region of Brazil challenging the State’s environmental agency’s jurisdiction to grant environmental licenses. The Federal Public Prosecution Office alleges that the environmental licensing proceedings related to the forest formation and installation of our industrial plant in the state of Maranhão should be carried out by the Brazilian Federal Environmental Agency (“Agência Federal do Meio Ambiente - IBAMA”). The risks involved in such cases are delays in our plantation schedule and the suspension of the Maranhão unit activities until new permit is issued. Although an injunction was granted on one of this claims suspending the forest formation in a certain region of the State of Maranhão, we believe there are good grounds for our defense, since IBAMA does not acknowledge having jurisdiction to perform the licensing proceedings and there is no clear legal ground to sustain such jurisdiction. Superior court’s is still to rule on an appeal against the injunction granted against Suzano and the other claims are still pending a decision by the trial judge.

In addition, we are involved in a dispute related to possible environmental damage in Cubatão city located in the State of São Paulo), allegedly caused by Companhia Santista, a company that was acquired by Ripasa, which in turn was acquired by Suzano in 2008.  This lawsuit is ongoing for over 30 (thirty) years and involves more than 20 (twenty) other companies.  The lawsuit seeks reparation for the environmental damage allegedly caused in area under environmental protection of Serra do Mar’s State Park by several companies that maintained activities in the industrial district of Cubatão until the 1990s. On September 2017, the lawsuit was ruled in favor of the plaintiff, sentencing the defendant companies to recover the damages allegedly caused or, should the environment be already recovered, to pay a compensation of equal value of the cost of the recovery.  This compensation is to be allocated to expand Serra do Mar’s State Park.  The ruling, however, did not determined the amount that should be paid as compensation, leaving the definition of this value to a latter procedural stage. This ruling was contested by the companies on an appeal and a decision by the State Supreme Court is still pending.

20.3.Contingent assets

20.3.1.Exclusion of VAT (ICMS) from PIS and COFINS tax base

The Company and its wholly-owned subsidiaries have filed lawsuits to discuss their rights to exclude ICMS from the PIS and COFINS tax basis, comprising periods since March 1992 and comprising, eventual amendments in the regulation after the issuance of Law nº 12,973/2014.

Regarding this matter, the Federal Supreme Court (“STF”) ruled on March 15, 2017, at first without the possibility of reversing the understanding on the merits, that the ICMS does not part of the calculation basis of relating contributions. The Federal Government filed an amendment of judgment in October 2017 aiming, among other requests, to modulate the effects of related decision based on the judgment of said amendment of judgment, which are still pending judgment.

Based on the decision of the Supreme Court and the legal opinions of its legal advisors, the Company understands that a change in the outcome of the Supreme Court judgment is unlikely. Accordingly, the ICMS was excluded from the calculation basis of such contributions as from August 2018, based on a favorable decision rendered by the Company, still pending final judgment.